SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates for Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Laboratory equipment and office furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Laboratory equipment and office furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	Shorter of the term of the lease or useful life
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%